7. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

On April 24, 2017, we entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. We leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which will allow us to assemble our products as well as efficiently run our administrative operations in the same building. The lease commenced on May 1, 2017 and will end on April 30, 2019. We will pay $3,500 per month until May 1, 2018 when the rent will increase to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. Rent expense under this lease will be recognized over the life of the lease term on a straight-line basis. Straight-line monthly rent expense over the life of the lease will be $3,553.

Total rent expense was $24,815 and $22,000 for the six months ended June 30, 2018 and 2017, respectively.

Future minimum lease commitments are as follows:

December 31,	Rent Expense
2018	$21,630
2019	14,420
Thereafter	–

On April 24, 2017, we entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. We leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which will allow us to assemble our products as well as efficiently run our administrative operations in the same building. The lease commenced on May 1, 2017 and will end on April 30, 2019. We will pay $3,500 per month until May 1, 2018 when the rent will increase to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. Rent expense under this lease will be recognized over the life of the lease term on a straight-line basis. Straight-line monthly rent expense over the life of the lease will be $3,553.

In July 2016, we sub-leased a portion of the property to a third party. The lease is non-cancelable operating lease with monthly rent of $4,400. During the three months ended September 30, 2017, the Company recognized $8,800 in sub-lease income. The lease commenced on July 7, 2016 and expired on May 31, 2017. $3,300 of the rent deposit has been returned to the subtenant.

Total rent expense was $51,167 and $66,585 for the twelve months ended December 31, 2017 and 2016, respectively.

Future minimum lease commitments are as follows:

December 31,	Rent Expense
2018	$42,840
2019	14,420
Thereafter	–